LEASES (Schedule of Right-of-Use Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Ifrs Statement [Line Items]
Balance at beginning year	$ 2,447
Additions during the year:
Adjustments for indexation	54	$ 19
Depreciation	620	797
Disposals during the year:
Balance at end of year	1,824	2,447
Depreciated cost at end of year	1,824	2,447
Leasehold [Member]
Additions during the year:
Adjustments for indexation	53	12
Disposals during the year:
Depreciated cost at end of year	1,652	2,096
Motor vehicles [Member]
Additions during the year:
Adjustments for indexation	1	7
Disposals during the year:
Depreciated cost at end of year	172	351
Cost [Member]
Ifrs Statement [Line Items]
Balance at beginning year	3,988	4,427
Additions during the year:
Additions to right-of-use assets for new leases in the period	207	2,307
Adjustments for indexation	56	19
Disposals during the year:
Reassessment of lease terms of right-of-use assets in the period	(150)
Disposals of right-of-use assets for leases terminated in the period	(271)	(2,765)
Balance at end of year	3,830	3,988
Cost [Member] | Leasehold [Member]
Ifrs Statement [Line Items]
Balance at beginning year	3,096	3,553
Additions during the year:
Additions to right-of-use assets for new leases in the period	123	1,974
Adjustments for indexation	53	12
Disposals during the year:
Reassessment of lease terms of right-of-use assets in the period	(150)
Disposals of right-of-use assets for leases terminated in the period	(13)	(2,443)
Balance at end of year	3,109	3,096
Cost [Member] | Motor vehicles [Member]
Ifrs Statement [Line Items]
Balance at beginning year	892	874
Additions during the year:
Additions to right-of-use assets for new leases in the period	84	333
Adjustments for indexation	3	7
Disposals during the year:
Reassessment of lease terms of right-of-use assets in the period	0
Disposals of right-of-use assets for leases terminated in the period	(258)	(322)
Balance at end of year	721	892
Accumulated depreciation [Member]
Ifrs Statement [Line Items]
Balance at beginning year	(1,541)	(3,447)
Additions during the year:
Depreciation	620	797
Disposals during the year:
Disposals of right-of-use assets	(155)	(2,703)
Balance at end of year	(2,006)	(1,541)
Accumulated depreciation [Member] | Leasehold [Member]
Ifrs Statement [Line Items]
Balance at beginning year	(1,000)	(2,868)
Additions during the year:
Depreciation	457	575
Disposals during the year:
Disposals of right-of-use assets	0	(2,443)
Balance at end of year	(1,457)	(1,000)
Accumulated depreciation [Member] | Motor vehicles [Member]
Ifrs Statement [Line Items]
Balance at beginning year	(541)	(579)
Additions during the year:
Depreciation	163	222
Disposals during the year:
Disposals of right-of-use assets	(155)	(260)
Balance at end of year	$ (549)	$ (541)